Shareholder Report, Average Annual Return (Details) WE0000000002502A_Dimensional Emerging Core Equity Market ETF_Single_TSR Annual {Single}	12 Months Ended	59 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Emerging Core Equity Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Emerging Core Equity Market ETF – NAV
Average Annual Return, Percent	26.10%	7.58%
MSCI Emerging Markets IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index (net div.)
Average Annual Return, Percent	26.10%	5.87%